ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

7.           ACQUIRED INTANGIBLE ASSETS, NET

The Group’s intangible assets, presented in the following table, arose from the acquisition of Shanghai Ouku on May 24, 2010 , the acquisition of the fashion-focused site business from Ador Inc. on December 31, 2013 and the acquisition of Ezbuy on December 10, 2018.

	December 31, 2017				December 31, 2018
	Gross		Accumulated	Net	Gross		Accumulated	Net
	carrying	Accumulated	impairment	carrying	carrying	Accumulated	impairment	carrying
	amount	amortization	loss	amount	amount	amortization	loss	amount
Intangible assets not subject to amortization:
Trademark/Domain Name	$1,220	$—	$(1,010)	$210	$1,220	$—	$(1,010)	$210

Intangible assets subject to amortization:
- Technology Platform	90	(90)	—	—	90	(90)	—	—
- Non-compete Agreement	9	(7)	(2)	—	9	(7)	(2)	—
- Customer Base	32	(22)	(10)	—	32	(22)	(10)	—
- Technology	36	(36)	—	—	2,951	(85)	—	2,866
- Branding	—	—	—	—	6,871	(57)	—	6,814
- In-progress orders	—	—	—	—	192	(192)	—	—
- Members	20	(20)	—	—	20	(20)	—	—
	$1,407	$(175)	$(1,022)	$210	$11,385	$(473)	$(1,022)	$9,890

The amortization expenses incurred for the years ended December 31, 2016, 2017 and 2018 were $17,  $5 and $298, respectively.

The estimated amortization expense for intangible assets in each of the next five years are  $1,270,  $1,270,  $1,270,  $1,270 and $1,221, respectively.